UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
 (Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
 (Address of principal executive offices) (Zip code)

Vadim Avdeychik
Paul Hastings LLP
200 Park Ave.
New York, NY 10166
 (Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
6/30/2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.08%
	Auto Components - 2.86%
518,021	Modine Manufacturing Co. (a)	$9,453,883
81,037	Visteon Corp. (a)	10,473,222
		19,927,105
	Banks - 8.38%
314,403	BancorpSouth Bank	10,359,579
339,520	Bank of NT Butterfield & Son Ltd.	15,522,855
117,900	CenterState Bank Corp.	3,515,778
670,240	Opus Bank	19,235,888
293,078	State Bank Financial Corp.	9,788,805
		58,422,905
	Capital Markets - 0.72%
288,971	Donnelley Financial Solutions, Inc. (a)	5,019,426
	Chemicals - 1.69%
164,512	Sensient Technologies Corp.	11,770,834
	Commercial Banks - 8.55%
190,710	BOK Financial Corp.	17,928,647
194,980	Columbia Banking System, Inc.	7,974,682
489,270	Hilltop Holdings, Inc.	10,798,189
227,675	Synovus Financial Corp.	12,028,070
142,585	UMB Financial Corp.	10,869,255
		59,598,843
	Commercial Services & Supplies - 2.54%
290,639	ABM Industries, Inc.	8,480,846
271,140	Ritchie Bros. Auctioneers, Inc.	9,251,297
		17,732,143
	Communications Equipment - 2.51%
1,025,917	Extreme Networks, Inc. (a)	8,166,299
850,599	Mitel Networks Corp. (a)	9,331,071
		17,497,370
	Computer & Peripherals - 0.76%
444,089	Diebold Nixdorf, Inc.	5,306,864
	Construction & Engineering - 2.34%
910,200	KBR, Inc.	16,310,784
	Diversified Financial Services - 3.05%
506,950	Air Lease Corp.	21,276,692
	Electric Utilities - 2.12%
190,710	Allete, Inc.	14,762,861
	Electronic Equipment, Instruments & Components - 1.34%
611,746	Knowles Corp. (a)	9,359,714
	Energy Equipment & Services - 0.79%
234,600	C&J Energy Services, Inc. (a)	5,536,560
	Health Care Equipment & Supplies - 3.38%
431,070	Invacare Corp.	8,017,902
194,980	Varex Imaging Corp. (a)	7,231,808
319,277	Wright Medical Group N.V. (a)	8,288,431
		23,538,141

	Health Care Providers & Services - 0.97%
188,887	The Ensign Group, Inc.	6,765,932
	Hotels, Restaurants & Leisure - 7.72%
1,130,800	Del Taco Restaurants, Inc. (a)	16,034,744
714,321	Denny's Corp. (a)	11,379,133
988,400	Playa Hotels & Resorts N.V. (a)	10,674,720
57,273	Vail Resorts, Inc.	15,703,684
		53,792,281
	Household Durables - 1.29%
550,208	TRI Pointe Group, Inc. (a)	9,001,403
	Household Products - 1.77%
151,110	Spectrum Brands Holdings, Inc.	12,333,598
	IT Services - 1.96%
71,802	WEX, Inc. (a)	13,676,845
	Machinery - 8.28%
216,306	ESCO Technologies, Inc.	12,480,856
296,731	ITT, Inc.	15,510,130
168,171	John Bean Technologies Corp.	14,950,402
661,714	Welbilt, Inc. (a)	14,762,839
		57,704,227
	Media - 2.99%
851,756	Media General, Inc. CVR (a)(b)	25,553
283,333	Nexstar Media Group, Inc. - Class A	20,796,642
		20,822,195
	Metals & Mining - 2.83%
400,300	Allegheny Technologies, Inc. (a)	10,055,536
92,615	Kaiser Aluminum Corp.	9,642,148
		19,697,684
	Multi-Utilities - 0.99%
112,720	Black Hills Corp.	6,899,591
	Oil, Gas & Consumable Fuels - 6.20%
273,085	Delek US Holdings, Inc.	13,700,675
1,087,620	Oasis Petroleum, Inc. (a)	14,106,431
508,700	Parsley Energy, Inc. - Class A (a)	15,403,436
		43,210,542
	Real Estate Investment Trusts (REITs) - 8.55%
600,780	CareTrust REIT, Inc.	10,027,018
790,413	OUTFRONT Media, Inc.	15,373,533
158,940	Ryman Hospitality Properties, Inc.	13,215,861
674,513	Sabra Health Care REIT, Inc.	14,657,168
149,380	Seritage Growth Properties - Class A	6,338,193
		59,611,773
	Real Estate Management & Development - 2.20%
726,909	Kennedy-Wilson Holdings, Inc.	15,374,125
	Semiconductors & Semiconductor Equipment - 1.97%
370,663	Versum Materials, Inc.	13,770,130
	Software - 1.55%
244,249	Verint Systems, Inc. (a)	10,832,443
	Specialty Retail - 1.22%
180,971	Penske Automotive Group, Inc.	8,478,491

	Thrifts & Mortgage Finance - 6.56%
131,000	Iberiabank Corp.	9,929,800
875,101	Kearny Financial Corp.	11,770,108
362,070	OceanFirst Financial Corp.	10,847,617
478,050	Provident Financial Services, Inc.	13,160,717
		45,708,242
	Total Common Stocks (Cost $480,306,444)	$683,739,744

	SHORT TERM INVESTMENTS - 2.08%
	Money Market Funds - 2.08%
14,521,020	Fidelity® Investments Money Market Government Portfolio Class I, 1.77% (c)	14,521,020
	Total Short Term Investments (Cost $14,521,020)	$14,521,020

	Total Investments (Cost $494,827,464) - 100.16%	$698,260,764
	Liabilities in Excess of Other Assets - (0.16)%	(1,107,959)
	TOTAL NET ASSETS - 100.00%	$697,152,805

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)
A CVR is a contingent value right. The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $25,553 or less than 0.005% of the Fund's net assets and is classified as a Level 3 security.

(c)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
6/30/2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.57%
	Automobiles - 1.91%
43,850	Winnebago Industries, Inc.	$1,780,310
	Banks - 9.63%
58,210	BancorpSouth Bank	1,918,020
29,500	Bank of NT Butterfield & Son Ltd.	1,348,740
59,205	CenterState Bank Corp.	1,765,493
89,329	FNB Corp.	1,198,795
39,800	Guaranty Bancorp	1,186,040
46,528	State Bank Financial Corp.	1,554,035
		8,971,123
	Capital Markets - 5.17%
51,200	BrightSphere Investment Group PLC	730,112
108,010	Silvercrest Asset Management Group, Inc. - Class A	1,760,563
54,890	Solar Capital Ltd.	1,121,952
45,130	Virtu Financial, Inc. - Class A	1,198,201
		4,810,828
	Commercial Banks - 8.22%
35,610	Columbia Banking System, Inc.	1,456,449
23,730	Glacier Bancorp, Inc.	917,876
47,170	Hanmi Financial Corp.	1,337,270
32,106	LegacyTexas Financial Group, Inc.	1,252,776
19,100	Union Bankshares Corp.	742,608
22,410	Wintrust Financial Corp.	1,950,791
		7,657,770
	Commercial Services & Supplies - 4.06%
89,985	Covanta Holding Corp.	1,484,752
13,990	Deluxe Corp.	926,278
23,375	Matthews International Corp. - Class A	1,374,450
		3,785,480
	Communications Equipment - 1.97%
24,050	Plantronics, Inc.	1,833,813
	Computer & Peripherals - 0.64%
49,630	Diebold Nixdorf, Inc.	593,079
	Construction & Engineering - 3.22%
87,050	KBR, Inc.	1,559,936
52,760	Primoris Services Corp.	1,436,655
		2,996,591
	Diversified Consumer Services - 1.26%
47,892	Carriage Services, Inc.	1,175,749
	Electric Utilities - 2.38%
16,325	Allete, Inc.	1,263,718
16,110	El Paso Electric Co.	952,101
		2,215,819

	Electrical Equipment - 2.04%
17,031	AZZ, Inc.	739,997
14,185	Regal Beloit Corp.	1,160,333
		1,900,330
	Electronic Equipment, Instruments & Components - 2.54%
74,265	AVX Corp.	1,163,733
19,535	Dolby Laboratories, Inc. - Class A	1,205,114
		2,368,847
	Energy Equipment & Services - 1.35%
70,030	Patterson-UTI Energy, Inc.	1,260,540
	Gas Utilities - 1.39%
38,710	South Jersey Industries, Inc.	1,295,624
	Health Care Providers & Services - 4.34%
6,125	Chemed Corp.	1,971,086
57,800	The Ensign Group, Inc.	2,070,396
		4,041,482
	Hotels, Restaurants & Leisure - 1.14%
9,400	Marriott Vacations Worldwide Corp.	1,061,824
	Household Durables - 1.68%
53,942	Hamilton Beach Brands Holding Co.	1,567,015
	Independent Power and Renewable Electricity Producers - 1.50%
69,430	Atlantica Yield PLC	1,401,097
	Insurance - 1.75%
20,700	FBL Financial Group, Inc. - Class A	1,630,125
	IT Services - 1.52%
88,320	The Hackett Group, Inc.	1,419,302
	Machinery - 2.25%
23,875	Astec Industries, Inc.	1,427,725
7,530	John Bean Technologies Corp.	669,417
		2,097,142
	Media - 4.11%
32,400	Cinemark Holdings, Inc.	1,136,592
137,330	Entercom Communications Corp. - Class A	1,036,841
22,520	Nexstar Media Group, Inc. - Class A	1,652,968
		3,826,401
	Metals & Mining - 2.82%
55,030	Commercial Metals Co.	1,161,684
22,315	Compass Minerals International, Inc.	1,467,211
		2,628,895
	Multi-Utilities - 1.16%
17,600	Black Hills Corp.	1,077,296
	Oil, Gas & Consumable Fuels - 4.38%
31,908	Delek US Holdings, Inc.	1,600,824
118,769	Evolution Petroleum Corp.	1,169,875
51,490	SemGroup Corp. - Class A	1,307,846
		4,078,545
	Paper & Forest Products - 1.98%
105,590	Mercer International, Inc.	1,847,825
	Real Estate Investment Trusts (REITs) - 11.38%
80,033	CareTrust REIT, Inc.	1,335,751
119,910	City Office REIT, Inc.	1,538,445
17,855	CorEnergy Infrastructure Trust, Inc.	671,348
13,692	Gramercy Property Trust	374,065
35,125	National Storage Affiliates	1,082,552

71,080	OUTFRONT Media, Inc.	1,382,506
14,090	PotlatchDeltic Corp.	716,477
9,270	Ryman Hospitality Properties, Inc.	770,801
75,845	Sabra Health Care REIT, Inc.	1,648,112
39,500	STAG Industrial, Inc.	1,075,585
		10,595,642
	Semiconductors & Semiconductor Equipment - 1.99%
118,680	Cypress Semiconductor Corp.	1,849,034
	Software - 1.38%
95,870	TiVo Corp.	1,289,452
	Textiles, Apparel & Luxury Goods - 0.95%
36,042	Culp, Inc.	884,831
	Thrifts & Mortgage Finance - 6.46%
41,380	Berkshire Hills Bancorp, Inc.	1,680,028
17,020	Iberiabank Corp.	1,290,116
47,760	OceanFirst Financial Corp.	1,430,889
16,900	Oritani Financial Corp.	273,780
48,730	Provident Financial Services, Inc.	1,341,537
		6,016,350
	Total Common Stocks (Cost $64,345,947)	$89,958,161

	SHORT TERM INVESTMENTS - 3.21%
	Money Market Funds - 3.21%
2,990,777	Fidelity® Investments Money Market Government Portfolio Class I, 1.77% (a)	2,990,777
	Total Short Term Investments (Cost $2,990,777)	$2,990,777

	Total Investments (Cost $67,336,724) - 99.78%	$92,948,938
	Other Assets in Excess of Liabilities - 0.22%	204,460
	TOTAL NET ASSETS - 100.00%	$93,153,398

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
6/30/2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.54%
	Auto Components - 2.35%
16,600	Aptiv PLC	$1,521,058
31,153	Delphi Technologies PLC	1,416,215
		2,937,273
	Banks - 3.65%
174,400	FNB Corp.	2,340,448
44,990	PacWest Bancorp	2,223,406
		4,563,854
	Building Products - 1.71%
36,120	A.O. Smith Corp.	2,136,498
	Capital Markets - 1.46%
128,346	BrightSphere Investment Group PLC	1,830,214
	Chemicals - 4.08%
25,000	Ashland Global Holdings, Inc.	1,954,500
74,220	Huntsman Corp.	2,167,224
45,455	Valvoline, Inc.	980,464
		5,102,188
	Commercial Banks - 8.34%
30,900	BOK Financial Corp.	2,904,909
97,720	Hanmi Financial Corp.	2,770,362
36,030	Synovus Financial Corp.	1,903,465
37,500	UMB Financial Corp.	2,858,625
		10,437,361
	Commercial Services & Supplies - 2.22%
49,040	Copart, Inc. (a)	2,773,702
	Communications Equipment - 1.46%
166,580	Mitel Networks Corp. (a)	1,827,383
	Diversified Consumer Services - 1.15%
58,730	Carriage Services, Inc.	1,441,822
	Diversified Financial Services - 6.74%
73,630	Air Lease Corp.	3,090,251
41,310	Fidelity National Financial, Inc.	1,554,082
80,800	Voya Financial, Inc.	3,797,600
		8,441,933
	Electric Utilities - 1.02%
22,700	Evergy, Inc. (a)	1,274,605
	Electronic Equipment, Instruments & Components - 1.52%
124,270	Knowles Corp. (a)	1,901,331
	Energy Equipment & Services - 1.55%
107,930	Patterson-UTI Energy, Inc.	1,942,740
	Food Products - 1.46%
26,750	Lamb Weston Holdings, Inc.	1,832,643
	Health Care Equipment & Supplies - 1.24%
59,610	Wright Medical Group N.V. (a)	1,547,476
	Health Care Providers & Services - 1.42%
9,900	Laboratory Corporation of America Holdings (a)	1,777,347
	Home Furnishings - 1.53%
35,645	Fortune Brands Home & Security, Inc.	1,913,780
	Hotels, Restaurants & Leisure - 6.04%
190,900	Del Taco Restaurants, Inc. (a)	2,706,962
94,500	Denny's Corp. (a)	1,505,385
38,410	Wyndham Destinations, Inc.	1,700,411
28,110	Wyndham Hotels & Resorts, Inc.	1,653,711
		7,566,469
	Household Durables - 1.36%
103,810	TRI Pointe Group, Inc. (a)	1,698,332
	Household Products - 1.86%
177,700	HRG Group, Inc. (a)	2,326,093
	IT Services - 3.58%
12,782	Black Knight, Inc. (a)	684,476
10,820	Broadridge Financial Solutions, Inc.	1,245,382
13,400	WEX, Inc. (a)	2,552,432
		4,482,290
	Machinery - 6.29%
43,857	ESCO Technologies, Inc.	2,530,549
55,100	ITT, Inc.	2,880,077
27,670	John Bean Technologies Corp.	2,459,863
		7,870,489

	Metals & Mining - 1.20%
14,480	Kaiser Aluminum Corp.	1,507,513
	Multi-Utilities - 5.15%
79,280	MDU Resources Group, Inc.	2,273,750
135,800	NRG Energy, Inc.	4,169,060
		6,442,810
	Oil, Gas & Consumable Fuels - 6.71%
24,400	Delek US Holdings, Inc.	1,224,148
40,200	Energen Corp. (a)	2,927,364
86,600	Parsley Energy, Inc. - Class A (a)	2,622,248
63,480	SM Energy Co.	1,630,801
		8,404,561
	Real Estate Investment Trusts (REITs) - 10.21%
116,355	CareTrust REIT, Inc.	1,941,965
45,035	Gaming & Leisure Properties, Inc.	1,612,253
45,783	Iron Mountain, Inc.	1,602,863
24,350	Lamar Advertising Co. - Class A	1,663,349
24,420	Ryman Hospitality Properties, Inc.	2,030,523
121,600	Sabra Health Care REIT, Inc.	2,642,368
62,130	VICI Properties, Inc.	1,282,363
		12,775,684
	Real Estate Management & Development - 2.35%
22,210	The Howard Hughes Corp. (a)	2,942,825
	Road & Rail - 1.26%
21,970	Ryder System, Inc.	1,578,764
	Software - 2.63%
28,090	CDK Global, Inc.	1,827,255
32,900	Verint Systems, Inc. (a)	1,459,115
		3,286,370
	Specialty Retail - 1.35%
36,000	Penske Automotive Group, Inc.	1,686,600
	Textiles, Apparel & Luxury Goods - 1.92%
16,070	PVH Corp.	2,406,000
	Trading Companies & Distributors - 1.57%
36,300	AerCap Holdings N.V. (a)	1,965,645
	Water Utilities - 1.16%
17,040	American Water Works Company, Inc.	1,454,875
	Total Common Stocks (Cost $77,834,483)	$122,077,470

	SHORT TERM INVESTMENTS - 2.47%
	Money Market Funds - 2.47%
3,092,845	Fidelity® Investments Money Market Government Portfolio Class I, 1.77% (b)	3,092,845
	Total Short Term Investments (Cost $3,092,845)	$3,092,845

	Total Investments (Cost $80,927,328) - 100.01%	$125,170,315
	Liabilities in Excess of Other Assets - (0.01)%	(10,016)
	TOTAL NET ASSETS - 100.00%	$125,160,299

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
6/30/2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.94%
	Aerospace & Defense - 1.33%
29,830	BWX Technologies, Inc.	$1,859,006
	Auto Components - 1.48%
14,385	Autoliv, Inc.	2,060,220
	Automobiles - 0.59%
8,500	Thor Industries, Inc.	827,815
	Banks - 1.39%
145,090	FNB Corp.	1,947,108
	Capital Markets - 1.11%
11,055	Ameriprise Financial, Inc.	1,546,373
	Chemicals - 4.84%
33,635	FMC Corp.	3,000,578
63,230	Huntsman Corp.	1,846,316
32,725	RPM International, Inc.	1,908,522
		6,755,416
	Commercial Banks - 8.17%
79,630	Associated Banc-Corp.	2,173,899
29,714	BOK Financial Corp.	2,793,414
28,410	Comerica, Inc.	2,583,037
20,575	UMB Financial Corp.	1,568,432
101,380	Umpqua Holdings Corp.	2,290,174
		11,408,956
	Commercial Services & Supplies - 1.52%
17,350	Dun & Bradstreet Corp.	2,127,978
	Construction Materials - 1.82%
19,725	Vulcan Materials Co.	2,545,709
	Consumer Finance - 1.50%
29,715	Discover Financial Services	2,092,233
	Diversified Financial Services - 4.05%
66,790	Air Lease Corp.	2,803,176
62,000	AXA Equitable Holdings, Inc. (a)	1,277,820
33,520	Voya Financial, Inc.	1,575,440
		5,656,436
	Electric Utilities - 2.53%
31,735	Evergy, Inc. (a)	1,781,920
61,300	PPL Corp.	1,750,115
		3,532,035
	Electrical Equipment - 0.54%
30,305	nVent Electric PLC (a)	760,656
	Electronic Equipment, Instruments & Components - 1.24%
28,025	Dolby Laboratories, Inc. - Class A	1,728,862
	Energy Equipment & Services - 0.99%
76,535	Patterson-UTI Energy, Inc.	1,377,630
	Food Products - 2.92%
59,500	Conagra Brands, Inc.	2,125,935
28,521	Lamb Weston Holdings, Inc.	1,953,974
		4,079,909

	Gas Utilities - 1.67%
28,170	National Fuel Gas Co.	1,491,883
16,250	UGI Corp.	846,138
		2,338,021
	Health Care Equipment & Supplies - 1.69%
22,465	STERIS PLC	2,359,050
	Health Care Providers & Services - 2.56%
14,860	AmerisourceBergen Corp.	1,267,112
13,550	CIGNA Corp.	2,302,823
		3,569,935
	Hotels, Restaurants & Leisure - 5.11%
124,410	Extended Stay America, Inc.	2,688,500
14,300	Marriott Vacations Worldwide Corp.	1,615,328
33,870	Wyndham Destinations, Inc.	1,499,425
22,700	Wyndham Hotels & Resorts, Inc.	1,335,441
		7,138,694
	Insurance - 3.42%
22,000	Arthur J. Gallagher & Co.	1,436,160
29,120	Lincoln National Corp.	1,812,720
11,410	Reinsurance Group of America, Inc.	1,523,007
		4,771,887
	IT Services - 4.43%
29,700	DXC Technology Co.	2,394,117
6,590	Fidelity National Information Services, Inc.	698,738
32,750	Perspecta, Inc.	673,013
28,680	Total System Services, Inc.	2,424,033
		6,189,901
	Leisure Equipment & Products - 1.60%
34,705	Brunswick Corp.	2,237,778
	Life Sciences Tools & Services - 0.82%
18,410	Agilent Technologies, Inc.	1,138,474
	Machinery - 4.36%
43,260	ITT, Inc.	2,261,199
31,140	Oshkosh Corp.	2,189,765
10,220	Snap-On, Inc.	1,642,558
		6,093,522
	Media - 2.16%
57,195	Cinemark Holdings, Inc.	2,006,400
93,650	TEGNA, Inc.	1,016,103
		3,022,503
	Multi-Utilities - 6.02%
29,710	Black Hills Corp.	1,818,549
69,765	MDU Resources Group, Inc.	2,000,860
95,440	NRG Energy, Inc.	2,930,008
46,950	OGE Energy Corp.	1,653,110
		8,402,527
	Oil, Gas & Consumable Fuels - 6.40%
75,350	Cabot Oil & Gas Corp.	1,793,330
27,810	Delek US Holdings, Inc.	1,395,228
16,985	Energen Corp. (a)	1,236,848
44,985	EQT Corp.	2,482,271
79,040	SM Energy Co.	2,030,538
		8,938,215

	Real Estate Investment Trusts (REITs) - 13.89%
116,470	Brixmor Property Group, Inc.	2,030,072
20,915	Education Realty Trust, Inc.	867,973
22,220	EPR Properties	1,439,634
14,100	Equity Lifestyle Properties, Inc.	1,295,790
24,680	Gramercy Property Trust	674,258
80,135	Healthcare Trust of America, Inc. - Class A	2,160,440
75,735	Hudson Pacific Properties, Inc.	2,683,290
69,170	Iron Mountain, Inc.	2,421,641
28,165	Lamar Advertising Co. - Class A	1,923,951
102,490	Sabra Health Care REIT, Inc.	2,227,108
81,000	VICI Properties, Inc.	1,671,840
		19,395,997
	Road & Rail - 1.35%
26,150	Ryder System, Inc.	1,879,139
	Specialty Retail - 1.47%
39,100	Foot Locker, Inc.	2,058,615
	Water Utilities - 0.97%
15,810	American Water Works Company, Inc.	1,349,858
	Total Common Stocks (Cost $112,748,815)	$131,190,458

	SHORT TERM INVESTMENTS - 6.22%
	Money Market Funds - 6.22%
8,682,874	Fidelity® Investments Money Market Government Portfolio Class I, 1.77% (b)	8,682,874
	Total Short Term Investments (Cost $8,682,874)	$8,682,874

	Total Investments (Cost $121,431,689) - 100.16%	$139,873,332
	Liabilities in Excess of Other Assets - (0.16)%	(213,679)
	TOTAL NET ASSETS - 100.00%	$139,659,653

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
6/30/2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.85%
	Auto Components - 3.69%
15,500	Visteon Corp. (a)	$2,003,220
	Banks - 8.06%
35,690	Bank of America Corp.	1,006,101
22,150	Bank of NT Butterfield & Son Ltd.	1,012,698
17,690	Citigroup, Inc.	1,183,815
41,000	Opus Bank	1,176,700
		4,379,314
	Beverages - 1.97%
15,720	Molson Coors Brewing Co. - Class B	1,069,589
	Biotechnology - 1.95%
6,280	Shire PLC - ADR	1,060,064
	Chemicals - 1.72%
14,140	DowDuPont, Inc.	932,109
	Commercial Banks - 6.94%
9,925	BOK Financial Corp.	933,049
8,120	Comerica, Inc.	738,270
28,290	Hanmi Financial Corp.	802,022
17,000	UMB Financial Corp.	1,295,910
		3,769,251
	Commercial Services & Supplies - 1.01%
9,700	Copart, Inc. (a)	548,632
	Construction & Engineering - 2.29%
69,500	KBR, Inc.	1,245,440
	Consumer Finance - 2.46%
18,940	Discover Financial Services	1,333,565
	Diversified Consumer Services - 1.27%
28,000	Carriage Services, Inc.	687,400
	Diversified Financial Services - 6.51%
33,650	Air Lease Corp.	1,412,291
35,010	AXA Equitable Holdings, Inc. (a)	721,556
29,860	Voya Financial, Inc.	1,403,420
		3,537,267
	Energy Equipment & Services - 2.35%
28,370	Halliburton Co.	1,278,352
	Food Products - 2.15%
28,490	Mondelez International, Inc. - Class A	1,168,090
	Health Care Equipment & Supplies - 5.61%
29,865	Abbott Laboratories	1,821,466
47,140	Wright Medical Group N.V. (a)	1,223,755
		3,045,221
	Health Care Providers & Services - 1.70%
10,830	AmerisourceBergen Corp.	923,474

	Hotels, Restaurants & Leisure - 4.92%
85,890	Del Taco Restaurants, Inc. (a)	1,217,920
17,890	Wyndham Destinations, Inc.	791,991
11,210	Wyndham Hotels & Resorts, Inc.	659,484
		2,669,395
	Household Products - 2.58%
106,860	HRG Group, Inc. (a)	1,398,797
	Insurance - 2.55%
31,565	Athene Holding Ltd. - Class A (a)	1,383,810
	IT Services - 2.58%
7,810	Fidelity National Information Services, Inc.	828,094
3,000	WEX, Inc. (a)	571,440
		1,399,534
	Machinery - 2.24%
23,260	ITT, Inc.	1,215,800
	Media - 1.86%
13,750	Nexstar Media Group, Inc. - Class A	1,009,250
	Metals & Mining - 1.51%
7,900	Kaiser Aluminum Corp.	822,469
	Multi-Utilities - 3.26%
57,600	NRG Energy, Inc.	1,768,320
	Oil, Gas & Consumable Fuels - 7.71%
21,150	Delek US Holdings, Inc.	1,061,095
16,990	EOG Resources, Inc.	2,114,066
33,460	Parsley Energy, Inc. - Class A (a)	1,013,169
		4,188,330
	Pharmaceuticals - 2.95%
18,829	Zoetis, Inc.	1,604,043
	Real Estate Management & Development - 5.99%
67,970	Kennedy-Wilson Holdings, Inc.	1,437,565
13,710	The Howard Hughes Corp. (a)	1,816,575
		3,254,140
	Semiconductors & Semiconductor Equipment - 5.43%
29,120	Intel Corp.	1,447,555
40,460	Versum Materials, Inc.	1,503,089
		2,950,644
	Trading Companies & Distributors - 1.59%
15,900	AerCap Holdings N.V. (a)	860,985
	Total Common Stocks (Cost $39,043,268)	$51,506,505

	SHORT TERM INVESTMENTS - 5.19%
	Money Market Funds - 5.19%
2,820,784	Fidelity® Investments Money Market Government Portfolio Class I, 1.77% (b)	2,820,784
	Total Short Term Investments (Cost $2,820,784)	$2,820,784

	Total Investments (Cost $41,864,052) - 100.04%	$54,327,289
	Liabilities in Excess of Other Assets - (0.04)%	(22,667)
	TOTAL NET ASSETS - 100.00%	$54,304,622

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2018 (Unaudited)

1)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$683,714,191	$-	$25,553	**	$683,739,744
Short Term Investments	14,521,020	-	-		14,521,020

Total Investments in Securities	$698,235,211	$-	$25,553		$698,260,764

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$89,958,161	$-	$-		$89,958,161
Short Term Investments	2,990,777	-	-		2,990,777

Total Investments in Securities	$92,948,938	$-	$-		$92,948,938

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$122,077,470	$-	$-		$122,077,470
Short Term Investments	3,092,845	-	-		3,092,845

Total Investments in Securities	$125,170,315	$-	$-		$125,170,315

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$131,190,458	$-	$-		$131,190,458
Short Term Investments	8,682,874	-	-		8,682,874

Total Investments in Securities	$139,873,332	$-	$-		$139,873,332

Keeley All Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$51,506,505	$-	$-		$51,506,505
Short Term Investments	2,820,784	-	-		2,820,784

Total Investments in Securities	$54,327,289	$-	$-		$54,327,289

*See the Schedule of Investments for the investments detailed by industry classification.
**Media General, Inc. – Included in KSCVF’s Media industry classification in the Schedule of Investments.

Transfers between levels are identified at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 at the end of the period June 30, 2018 for the Funds.

At the start and close of the reporting period, Level 3 investments in securities represented less than 0.005% of KSCVF’s net assets and were not considered a significant portion of the fund’s portfolio.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Keeley Funds, Inc.

By (Signature and Title) /s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date         8/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
  Kevin Keeley, Principal Executive Officer

Date          8/6/2018

By (Signature and Title)* /s/ Robert Kurinsky
  Robert Kurinsky, Principal Financial Officer

Date        8/6/2018

* Print the name and title of each signing officer under his or her signature.